Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0001893899
Registrant Name	Alaska Silver Corp.
Registration File Number	333-290204
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A